Note 28 - Stock option plans (Detail) - Additional information relating to options outstanding: (USD $)	12 Months Ended
Dec. 31, 2012
Options Outstanding, Number oustanding (in Shares)	7,109,000
Options Outstanding, Weighted average remaining contractual life	7 years 138 days
Options Outstanding, Weighted average exercise price	$ 0.19
Options Exercisable, Number exercisable (in Shares)	5,109,000
Options Exercisable, Weighted average remaining contractual life	6 years 328 days
Options Exercisable, Weighted average exercise price	$ 0.19
$0.07 - $0.11 [Member]
Range of exercise price, minimum	$ 0.07
Range of exercise price, maximum	$ 0.11
Options Outstanding, Number oustanding (in Shares)	2,500,000
Options Outstanding, Weighted average remaining contractual life	8 years 321 days
Options Outstanding, Weighted average exercise price	$ 0.11
Options Exercisable, Number exercisable (in Shares)	1,250,000
Options Exercisable, Weighted average remaining contractual life	8 years 321 days
Options Exercisable, Weighted average exercise price	$ 0.11
$0.15 - $0.29 [Member]
Range of exercise price, minimum	$ 0.15
Range of exercise price, maximum	$ 0.29
Options Outstanding, Number oustanding (in Shares)	4,270,000
Options Outstanding, Weighted average remaining contractual life	6 years 350 days
Options Outstanding, Weighted average exercise price	$ 0.18
Options Exercisable, Number exercisable (in Shares)	3,520,000
Options Exercisable, Weighted average remaining contractual life	6 years 259 days
Options Exercisable, Weighted average exercise price	$ 0.18
$0.68 - $0.78 [Member]
Range of exercise price, minimum	$ 0.68
Range of exercise price, maximum	$ 0.78
Options Outstanding, Number oustanding (in Shares)	119,000
Options Outstanding, Weighted average remaining contractual life	2 years 105 days
Options Outstanding, Weighted average exercise price	$ 0.69
Options Exercisable, Number exercisable (in Shares)	119,000
Options Exercisable, Weighted average remaining contractual life	2 years 105 days
Options Exercisable, Weighted average exercise price	$ 0.69
$1.02 - $1.40 [Member]
Range of exercise price, minimum	$ 1.02
Range of exercise price, maximum	$ 1.40
Options Outstanding, Number oustanding (in Shares)	220,000
Options Outstanding, Weighted average remaining contractual life	1 year 58 days
Options Outstanding, Weighted average exercise price	$ 1.08
Options Exercisable, Number exercisable (in Shares)	220,000
Options Exercisable, Weighted average remaining contractual life	1 year 58 days
Options Exercisable, Weighted average exercise price	$ 1.08